Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 143,652	$ 206,210
Accounts receivable, net of allowance of $1,694 and $1,290, respectively	167,990	125,746
Net investment in finance leases, net of allowance of $204 and $100, respectively	131,477	113,048
Container leaseback financing receivable, net of allowance of $49 and $38, respectively	52,919	30,317
Trading containers	7,565	12,740
Containers held for sale	19,578	7,007
Prepaid expenses and other current assets	15,616	14,184
Due from affiliates, net	2,723	2,376
Total current assets	541,520	511,628
Restricted cash	108,980	76,362
Marketable securities	2,540	2,866
Containers, net of accumulated depreciation of $1,998,515 and $1,851,664, respectively	4,469,642	4,731,878
Net investment in finance leases, net of allowance of $899 and $643, respectively	1,721,419	1,693,042
Container leaseback financing receivable, net of allowance of $54 and $75, respectively	784,972	323,830
Derivative instruments	152,701	12,278
Deferred taxes	1,055	1,073
Other assets	14,206	14,487
Total assets	7,797,035	7,367,444
Current liabilities:
Accounts payable and accrued expenses	22,178	22,111
Container contracts payable	6,521	140,968
Other liabilities	4,994	4,895
Due to container investors, net	19,215	17,985
Debt, net of unamortized costs of $8,113 and $8,624, respectively	400,205	380,207
Total current liabilities	453,113	566,166
Debt, net of unamortized costs of $29,192 and $32,019, respectively	5,293,242	4,960,313
Derivative instruments		2,139
Income tax payable	11,543	10,747
Deferred taxes	13,759	7,589
Other liabilities	35,009	39,236
Total liabilities	5,806,666	5,586,190
Shareholders' Equity:
Cumulative redeemable perpetual preferred shares, $0.01 par value, $25,000 liquidation preference per share. Authorized 10,000,000 shares; 12,000 shares issued and outstanding (equivalent to 12,000,000 depositary shares at $25.00 liquidation preference per depositary share)	300,000	300,000
Common shares, $0.01 par value. Authorized 140,000,000 shares; 59,711,457 shares issued and 44,946,097 shares outstanding at 2022; 59,503,710 shares issued and 48,831,855 shares outstanding at 2021	597	595
Treasury shares, at cost, 14,765,360 and 10,671,855 shares, respectively	(292,234)	(158,459)
Additional paid-in capital	438,718	428,945
Accumulated other comprehensive income	150,448	9,750
Retained earnings	1,392,840	1,200,423
Total shareholders’ equity	1,990,369	1,781,254
Total liabilities and shareholders' equity	$ 7,797,035	$ 7,367,444